Capital Stock, Stock Awards, and Stock Options (Fair Value Assumptions) (Details 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	8 years
Interest rate, minimum		1.88%
Interest rate	2.28%
Interest rate, maximum		2.17%
Volatility, minimum (percentage)		31.59%
Volatility (percentage)	26.93%
Volatility, maximum (percentage)		32.69%
Dividend yield	0.85%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		7 years
Dividend yield		0.81%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		8 years
Dividend yield		1.18%